Group companies - Summary of subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Relief Therapeutics International SA [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Location	Geneva
Equity interest	100.00%	100.00%
Relief Therapeutics US, Inc. [member]
Disclosure of subsidiaries [line items]
Country	United States
Location	Connecticut
Equity interest	100.00%	100.00%
Relief Therapeutics, Inc. [member]
Disclosure of subsidiaries [line items]
Country	United States
Location	Delaware
Equity interest	100.00%	100.00%
APR Applied Pharma Research SA [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Location	Balerna
Equity interest	100.00%	100.00%
APR Applied Pharma Research Holding SA [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Location	Balerna
Equity interest	100.00%	100.00%
APR Applied Pharma Research - Italy s.r.l. [member]
Disclosure of subsidiaries [line items]
Country	Italy
Location	Monza
Equity interest	100.00%	100.00%
APR Applied Pharma Research Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Location	Offenbach am Main
Equity interest	100.00%	100.00%
AdVita Lifescience GmbH [member]
Disclosure of subsidiaries [line items]
Country	Germany
Location	Freiburg im Breisgau
Equity interest	100.00%	100.00%
AdVita Lifescience AG [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
Location	Basel
Equity interest	100.00%	100.00%
AdVita Lifescience, Inc. [member]
Disclosure of subsidiaries [line items]
Country	United States
Location	New York
Equity interest	100.00%	100.00%